Income Tax (Details) - Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Tax Reconciliation and the Impact of the Unrecognized Deferred Tax Assets [Abstract ]
Loss for the year	$ (43,100)	$ (44,044)	$ (29,002)
Income tax expense	(1)	0	0
Loss before income tax	(43,099)	(44,044)	(29,002)
Tax using the MDxHealth’s domestic tax rate	10,775	11,011	7,251
Effect of unused tax losses not recognized as deferred tax assets	$ (10,775)	$ (11,011)	$ (7,251)